Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                               SEMI-ANNUAL REPORT

                             AMERICAN
                             NATIONAL
                             INVESTMENT
                             ACCOUNTS
                             INC.

                                          / / GROWTH PORTFOLIO
                                          / / EQUITY INCOME PORTFOLIO
                                          / / BALANCED PORTFOLIO
                                          / / MONEY MARKET PORTFOLIO
                                          / / GOVERNMENT BOND PORTFOLIO
                                          / / SMALL-CAP/MID-CAP PORTFOLIO
                                          / / HIGH YIELD BOND PORTFOLIO
                                          / / INTERNATIONAL STOCK PORTFOLIO

                                          SEMI-ANNUAL REPORT
                                          JUNE 30, 2001

                                          "The financial statements contained
                                          herein are included for the general
                                          information of our shareholders. This
                                          report is not authorized for
                                          distribution to prospective investors
                                          unless preceded or accompanied by an
                                          effective prospectus."

                                       Form 9429S
                                       08/01

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                            Steven H. Stubbs, C.F.A.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

                 (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE/DEFENSE--0.72%
Boeing Company                                         2,400  $   133,440

AUTO & TRUCK MANUFACTURERS--1.04%
Ford Motor Company                                     2,622       64,370
General Motors Corporation                             2,000      128,700
                                                              -----------
                                                                  193,070

BANKS--3.66%
Bank of America Corporation                            2,000      120,060
J.P. Morgan Chase & Company                            3,650      162,790
PNC Financial Services Group                           1,600      105,264
U.S. Bancorp                                           6,578      149,913
Wells Fargo Company                                    3,000      139,290
                                                              -----------
                                                                  677,317

BEVERAGES--2.22%
Anheuser-Busch Companies, Incorporated                 3,000      123,600
Coca-Cola Company                                      4,200      189,000
PepsiCo, Incorporated                                  2,200       97,240
                                                              -----------
                                                                  409,840

BIO/SPECIALTY PHARMACEUTICALS--3.13%
Amgen Incorporated *                                   1,600       97,088
Enzon, Incorporated *                                  2,600      162,500
Genentech, Incorporated *                              1,200       66,120
Millennium Pharmaceuticals, Incorporated *             2,600       92,508
Pharmacia Corporation                                  3,500      160,825
                                                              -----------
                                                                  579,041

COMMUNICATION EQUIPMENT--2.86%
Brocade Communications Systems, Incorporated *         4,200      184,758
CIENA Corporation *                                    2,200       83,600
Comcast Corporation (Class A Special) *                2,400      104,160
Corning Incorporated                                   2,900       48,459
JDS Uniphase Corporation *                             2,800       35,700
Nortel Networks Corporation                            8,000       72,720
                                                              -----------
                                                                  529,397

COMPUTER RELATED--3.99%
Cisco Systems, Incorporated *                          7,000      127,400
Comverse Technology Incorporated *                     1,300       74,906
EMC Corporation *                                      7,200      209,160
Juniper Networks, Incorporated *                       2,200       68,420
Network Appliance, Incorporated *                      4,100       56,170
Sun Microsystems, Incorporated *                      12,800      201,216
                                                              -----------
                                                                  737,272

COMMON STOCK                                         SHARES      VALUE

COMPUTER SOFTWARE/SERVICES--6.52%
Emulex Corporation *                                   4,200  $   169,680
Exodus Communications, Incorporated *                  5,000       10,300
Inktomi Corporation *                                 13,600      130,424
McDATA Corporation *                                     265        4,651
McDATA Corporation (Class A) *                         3,200       69,888
Microsoft Corporation *                                2,600      188,760
Oracle Corporation *                                   1,600       30,400
Peregrine Systems, Incorporated *                      2,800       81,200
QLogic Corporation *                                   2,800      180,460
VERITAS Software Corporation *                         5,100      339,303
                                                              -----------
                                                                1,205,066

COSMETICS/TOILETRIES--1.71%
Gillette Company (The)                                 3,400       98,566
Kimberly-Clark Corporation                             1,600       89,440
Procter & Gamble Company                               2,000      127,600
                                                              -----------
                                                                  315,606

DRUG STORES--0.38%
CVS Corporation                                        1,800       69,480

DRUGS--6.53%
American Home Products Corporation                     3,800      222,072
Bristol-Myers Squibb Company                           4,000      209,200
Merck & Company, Incorporated                          2,900      185,339
Pfizer, Incorporated                                  10,425      417,521
Schering-Plough Corporation                            4,800      173,952
                                                              -----------
                                                                1,208,084

ELECTRIC POWER--3.56%
AES Corporation (The) *                                2,200       94,710
Calpine Corporation *                                 10,800      408,240
Mirant Corporation *                                   4,500      154,800
                                                              -----------
                                                                  657,750

ELECTRICAL EQUIPMENT--1.56%
General Electric Company                               5,900      287,625

ELECTRONICS--1.11%
PMC-Sierra, Incorporated *                             1,500       46,605
Vitesse Semiconductor Corporation *                    2,200       46,288
Waters Corporation *                                   1,500       41,415
Xilinx, Incorporated *                                 1,700       70,108
                                                              -----------
                                                                  204,416

ENERGY-MISCELLANEOUS--0.51%
NRG Energy, Incorporated *                             4,300       94,944

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
EXPLORATION/DRILLING--2.09%
Global Marine, Incorporated *                          2,500  $    46,575
Kerr-McGee Corporation                                 2,100      139,167
Tidewater, Incorporated                                3,500      131,950
Transocean Sedco Forex Incorporated                    1,680       69,300
                                                              -----------
                                                                  386,992

FINANCIAL SERVICES--4.82%
American General Corporation                           4,000      185,800
Citigroup, Incorporated                                7,700      406,868
Countrywide Credit Industries, Incorporated            3,000      137,640
Morgan Stanley Dean Witter & Company                   2,500      160,575
                                                              -----------
                                                                  890,883

FOOD PRODUCERS--3.43%
ConAgra, Incorporated                                  8,700      172,347
H.J. Heinz Company                                     2,300       94,047
McCormick & Company, Incorporated                      2,000       84,040
Sensient Technologies Corporation                      4,000       82,080
Smithfield Foods, Incorporated *                       5,000      201,500
                                                              -----------
                                                                  634,014

FOOD RETAILERS--1.65%
Kroger Company (The) *                                 5,300      132,500
Safeway, Incorporated *                                2,500      120,000
SUPERVALU Incorporated                                 3,000       52,650
                                                              -----------
                                                                  305,150
FURNITURE/APPLIANCES/TOOLS--0.64%
Black & Decker Corporation                             3,000      118,380

HOMEBUILDING/SUPPLIES--0.42%
Centex Corporation                                     1,900       77,425

INSURANCE COMPANIES--0.98%
CIGNA Corporation                                      1,300      124,566
Conseco, Incorporated                                  4,100       55,965
                                                              -----------
                                                                  180,531

LEISURE TIME/GAMING--0.52%
Brunswick Corporation                                  4,000       96,120

MANUFACTURING-DIVERSIFIED--2.38%
Minnesota Mining and Manufacturing Company             2,000      228,200
Tyco International LTD                                 3,900      212,550
                                                              -----------
                                                                  440,750

MEDIA-TV/RADIO/CABLE--0.29%
Cox Communications, Incorporated (Class A) *           1,200       53,160

COMMON STOCK                                         SHARES      VALUE

MEDICAL PRODUCTS/SUPPLIES--1.57%
Beckman Coulter, Incorporated                          4,000  $   163,200
Medtronic, Incorporated                                1,900       87,419
Molecular Devices Corporation *                        2,000       40,100
                                                              -----------
                                                                  290,719

METALS & MINING--0.85%
Alcoa Incorporated                                     4,000      157,600

NATURAL GAS--1.59%
Enron Corporation                                      6,000      294,000

OIL DOMESTIC--0.55%
Unocal Corporation                                     3,000      102,450

OIL INTERNATIONAL--1.75%
Chevron Corporation                                    1,000       90,500
Royal Dutch Petroleum Company ADR                      4,000      233,080
                                                              -----------
                                                                  323,580

OIL SERVICES--0.85%
Schlumberger Limited                                   3,000      157,950

RAILROADS--0.73%
Canadian Pacific LTD                                   3,500      135,625

RETAIL-GENERAL--1.24%
Federated Department Stores, Incorporated *            2,600      110,500
Kohl's Corporation *                                   1,900      119,187
                                                              -----------
                                                                  229,687

RETAIL-SPECIALTY--0.51%
Lowe's Companies, Incorporated                         1,300       94,315

SEMICONDUCTORS--1.27%
Broadcom Corporation (Class A) *                       1,500       64,140
Conexant Systems, Incorporated *                       4,400       39,380
Intel Corporation                                      4,500      131,625
                                                              -----------
                                                                  235,145

TELECOM-CELLULAR--0.08%
Nextel Communications, Incorporated (Class A) *          800       14,000

TELECOM-LONG DISTANCE--2.01%
A T & T Corporation                                    8,282      182,204
Qwest Communications International Incorporated *      2,687       85,635
WorldCom, Incorporated--MCI Group *                      264        4,250
WorldCom, Incorporated--WorldCom Group *               6,600       98,736
                                                              -----------
                                                                  370,825

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
TELEPHONE--0.67%
Alltel Corporation                                     2,000  $   122,520
XO Communications, Incorporated *                      1,000        1,920
                                                              -----------
                                                                  124,440
                                                              -----------
                                  TOTAL COMMON STOCK--70.39%
                                          (Cost $11,301,315)   13,016,089
                                                              -----------
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
BEVERAGES--3.55%
PepsiAmericas Incorporated, 3.95%, 07/03/01         $656,000      655,784

FINANCIAL SERVICES--8.89%
PS Colorado Credit Corporation, 4.05%, 07/06/01      744,000      743,497
SAFECO Credit Company Incorporated, 4.05%,
 07/24/01                                            904,000      901,559
                                                              -----------
                                                                1,645,056

INSURANCE COMPANIES--3.43%
Aon Corporation, 4.10%, 07/02/01                     635,000      634,855
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE

MANUFACTURING-SPECIALTY--4.54%
Tupperware Corporation, 4.00%, 07/09/01             $840,000  $   839,160

PROFESSIONAL SERVICES--4.64%
XTRA Incorporated, 4.00%, 07/26/01                   860,000      857,515

RETAIL-SPECIALTY--4.53%
Toys "R" Us Incorporated, 4.13%, 07/05/01            839,000      838,518
                                                              -----------
                              TOTAL COMMERCIAL PAPER--29.58%
                                           (Cost $5,470,888)    5,470,888
                                                              -----------
                                   TOTAL INVESTMENTS--99.97%
                                          (Cost $16,772,203)   18,486,977
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.03%        5,526
                                                              -----------
                                         NET ASSETS--100.00%  $18,492,503
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE/DEFENSE--2.30%
Boeing Company                                         2,700  $   150,120
Goodrich (B.F.) Company                                9,700      368,406
                                                              -----------
                                                                  518,526

AUTO & TRUCK MANUFACTURERS--2.28%
Ford Motor Company                                    13,163      323,152
General Motors Corporation                             3,000      193,050
                                                              -----------
                                                                  516,202

BANKS--8.77%
Bank of America Corporation                            7,400      444,222
J.P. Morgan Chase & Company                            6,850      305,510
PNC Financial Services Group                           3,000      197,370
U.S. Bancorp                                          20,113      458,375
Wells Fargo Company                                   12,400      575,732
                                                              -----------
                                                                1,981,209

BEVERAGES--2.49%
Anheuser-Busch Companies, Incorporated                 2,600      107,120
Coca-Cola Company                                      5,000      225,000
PepsiCo, Incorporated                                  5,200      229,840
                                                              -----------
                                                                  561,960

BIO/SPECIALTY PHARMACEUTICALS--1.08%
Amgen Incorporated *                                   1,900      115,292
Pharmacia Corporation                                  2,800      128,660
                                                              -----------
                                                                  243,952

CHEMICALS--0.49%
E.I. du Pont de Nemours and Company                    2,300      110,952

COMMUNICATION EQUIPMENT--0.78%
Comcast Corporation (Class A Special) *                2,800      121,520
Nortel Networks Corporation                            6,000       54,540
                                                              -----------
                                                                  176,060

COMPUTER RELATED--2.62%
Cisco Systems, Incorporated *                          8,900      161,980
EMC Corporation *                                     10,500      305,025
Sun Microsystems, Incorporated *                       7,900      124,188
                                                              -----------
                                                                  591,193

COMPUTER SOFTWARE/SERVICES--1.50%
McDATA Corporation (Class A) *                           250        4,387
Microsoft Corporation *                                4,600      333,960
                                                              -----------
                                                                  338,347

COSMETICS/TOILETRIES--2.01%
Gillette Company (The)                                 4,100      118,859
Kimberly-Clark Corporation                             1,900      106,210
Procter & Gamble Company                               3,600      229,680
                                                              -----------
                                                                  454,749

DRUG STORES--0.36%
CVS Corporation                                        2,100       81,060

COMMON STOCK                                         SHARES      VALUE

DRUGS--7.12%
American Home Products Corporation                     2,600  $   151,944
Bristol-Myers Squibb Company                           5,000      261,500
Merck & Company, Incorporated                          4,300      274,813
Pfizer, Incorporated                                  14,600      584,730
Schering-Plough Corporation                            3,500      126,840
Watson Pharmaceuticals, Incorporated *                 3,400      209,576
                                                              -----------
                                                                1,609,403

ELECTRIC POWER--1.24%
Allegheny Energy, Incorporated                         1,000       48,250
DTE Energy Company                                     5,000      232,200
                                                              -----------
                                                                  280,450

ELECTRICAL EQUIPMENT--3.76%
General Electric Company                              17,400      848,250

EXPLORATION/DRILLING--2.23%
Anadarko Petroleum Corporation                         3,259      176,084
Kerr-McGee Corporation                                 2,200      145,794
Tidewater, Incorporated                                4,800      180,960
                                                              -----------
                                                                  502,838

FINANCIAL SERVICES--7.97%
Citigroup, Incorporated                               21,933    1,158,940
Morgan Stanley Dean Witter & Company                  10,000      642,300
                                                              -----------
                                                                1,801,240

FOODS PRODUCERS--2.78%
ConAgra, Incorporated                                 10,000      198,100
H.J. Heinz Company                                     2,700      110,403
McCormick & Company, Incorporated                      5,000      210,100
Sensient Technologies Corporation                      5,300      108,756
                                                              -----------
                                                                  627,359

FOODS RETAILERS--1.43%
Kroger Company (The) *                                 4,600      115,000
Safeway, Incorporated *                                3,000      144,000
SUPERVALU Incorporated                                 3,600       63,180
                                                              -----------
                                                                  322,180

FURNITURE/APPLIANCES/TOOLS--2.41%
Black & Decker Corporation                             5,900      232,814
Whirlpool Corporation                                  5,000      312,500
                                                              -----------
                                                                  545,314

INSURANCE COMPANIES--1.47%
CIGNA Corporation                                      2,500      239,550
Conseco, Incorporated                                  6,820       93,093
                                                              -----------
                                                                  332,643

LEISURE TIME/GAMING--0.79%
Brunswick Corporation                                  7,400      177,822

MACHINERY/EQUIPMENT--0.42%
Deere & Company                                        2,500       94,625

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
MANUFACTURING-DIVERSIFIED--0.71%
Minnesota Mining and Manufacturing Company             1,400  $   159,740

MEDIA-TV/RADIO/CABLE--0.27%
Cox Communications, Incorporated (Class A) *           1,400       62,020

MEDICAL PRODUCTS/SUPPLIES--2.71%
Allergan, Incorporated                                 1,300      111,150
Beckman Coulter, Incorporated                          5,900      240,720
Johnson & Johnson                                      5,200      260,000
                                                              -----------
                                                                  611,870

MEDICAL SERVICES--0.56%
HCA--The Healthcare Company                            1,300       58,747
Health Management Associates, Incorporated *           3,200       67,328
                                                              -----------
                                                                  126,075

METALS & MINING--0.49%
Alcoa Incorporated                                     2,800      110,320

NATURAL GAS--1.84%
Enron Corporation                                      8,500      416,500
OIL INTERNATIONAL--8.95%
BP Amoco PLC ADR                                       7,400      368,890
Chevron Corporation                                    4,500      407,250
Exxon Mobil Corporation                                5,500      480,425
Royal Dutch Petroleum Company ADR                      7,400      431,198
Texaco, Incorporated                                   5,000      333,000
                                                              -----------
                                                                2,020,763

OIL SERVICES--0.72%
Schlumberger Limited                                   3,100      163,215

PAPER/FOREST PRODUCTS--1.20%
Glatfelter (P.H.) Company                             10,200      145,452
Louisiana-Pacific Corporation                          5,500       64,515
Weyerhaeuser Company                                   1,100       60,467
                                                              -----------
                                                                  270,434
REAL ESTATE/REITS--4.28%
CenterPoint Properties Corporation                     2,200      110,440
Crescent Real Estate Equities Company                  6,200      152,334
Equity Office Properties Trust                        12,400      392,212
Liberty Property Trust                                10,500      310,800
                                                              -----------
                                                                  965,786

RETAIL-DISCOUNT--0.89%
Wal-Mart Stores, Incorporated                          4,100      200,080

RETAIL-SPECIALTY--0.80%
Lowe's Companies, Incorporated                         2,500      181,375

COMMON STOCK                                         SHARES      VALUE

SEMICONDUCTORS--1.02%
Intel Corporation                                      7,900  $   231,075

SPECIALTY PRINTING/SERVICES--1.06%
Banta Corporation                                      8,200      240,260

TELECOM-LONG DISTANCE--1.75%
A T & T Corporation                                    5,791      127,402
Qwest Communications International Incorporated *      8,387      267,294
                                                              -----------
                                                                  394,696

TELEPHONE--3.19%
Alltel Corporation                                     4,500      275,670
Verizon Communications                                 8,310      444,585
                                                              -----------
                                                                  720,255

TOBACCO--5.11%
Philip Morris Companies Incorporated                  11,900      603,925
R.J. Reynolds Tobacco Holdings, Incorporated          10,100      551,460
                                                              -----------
                                                                1,155,385

TRUCKING & SHIPPING--0.48%
USFreightways Corporation                              3,700      109,150
                                                              -----------
                                  TOTAL COMMON STOCK--92.33%
                                          (Cost $17,883,178)   20,855,333
                                                              -----------
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
ELECTRIC POWER--3.45%
Empire District Electric Company, 4.35%, 07/03/01   $779,000      778,717

FINANCIAL SERVICES--1.92%
Countrywide Home Loans Incorporated, 3.95%,
 07/02/01                                            434,000      433,905

MANUFACTURING-SPECIALTY--2.21%
Tupperware Corporation, 4.00%, 07/09/01              500,000      499,500
                                                              -----------
                               TOTAL COMMERCIAL PAPER--7.58%
                                           (Cost $1,712,122)    1,712,122
                                                              -----------
                                   TOTAL INVESTMENTS--99.91%
                                          (Cost $19,595,300)   22,567,455
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.09%       20,148
                                                              -----------
                                         NET ASSETS--100.00%  $22,587,603
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE/DEFENSE--1.20%
Boeing Company                                           600  $    33,360
Goodrich (B.F.) Company                                2,300       87,354
                                                              -----------
                                                                  120,714

AUTO & TRUCK MANUFACTURERS--1.04%
Ford Motor Company                                     1,374       33,732
General Motors Corporation                             1,100       70,785
                                                              -----------
                                                                  104,517
BANKS--3.45%
Bank of America Corporation                            1,600       96,048
J.P. Morgan Chase & Company                            1,640       73,144
PNC Financial Services Group                           1,000       65,790
U.S. Bancorp                                           2,065       47,061
Wells Fargo Company                                    1,400       65,002
                                                              -----------
                                                                  347,045

BEVERAGES--1.22%
Anheuser-Busch Companies, Incorporated                   700       28,840
Coca-Cola Company                                      1,400       63,000
PepsiCo, Incorporated                                    700       30,940
                                                              -----------
                                                                  122,780
BIO/SPECIALTY PHARMACEUTICALS--0.67%
Amgen Incorporated *                                     500       30,340
Pharmacia Corporation                                    800       36,760
                                                              -----------
                                                                   67,100

CHEMICALS--0.29%
E.I. du Pont de Nemours and Company                      300       14,472
Eastman Chemical Company                                 300       14,289
                                                              -----------
                                                                   28,761

COMMUNICATION EQUIPMENT--0.58%
Comcast Corporation (Class A Special) *                  800       34,720
Nortel Networks Corporation                            2,600       23,634
                                                              -----------
                                                                   58,354
COMPUTER RELATED--2.89%
Cisco Systems, Incorporated *                          4,800       87,360
EMC Corporation *                                      3,500      101,675
Sun Microsystems, Incorporated *                       6,500      102,180
                                                              -----------
                                                                  291,215
COMPUTER SOFTWARE/SERVICES--1.80%
McDATA Corporation (Class A) *                           180        3,159
Microsoft Corporation *                                  800       58,080
VERITAS Software Corporation *                         1,800      119,754
                                                              -----------
                                                                  180,993

COSMETICS & TOILETRIES--1.07%
Gillette Company (The)                                 1,200       34,788
Kimberly-Clark Corporation                               500       27,950
Procter & Gamble Company                                 700       44,660
                                                              -----------
                                                                  107,398

COMMON STOCK                                         SHARES      VALUE

DRUG STORES--0.23%
CVS Corporation                                          600  $    23,160

DRUGS--3.90%
American Home Products Corporation                       700       40,908
Bristol-Myers Squibb Company                           1,100       57,530
Merck & Company, Incorporated                          1,100       70,301
Pfizer, Incorporated                                   3,475      139,174
Schering-Plough Corporation                              800       28,992
Watson Pharmaceuticals, Incorporated *                   900       55,476
                                                              -----------
                                                                  392,381

ELECTRIC POWER--0.79%
Allegheny Energy, Incorporated                           600       28,950
DTE Energy Company                                     1,100       51,084
                                                              -----------
                                                                   80,034

ELECTRICAL EQUIPMENT--2.57%
General Electric Company                               5,300      258,375

EXPLORATION/DRILLING--0.77%
Global Marine Incorporated *                           1,500       27,945
Kerr-McGee Corporation                                   300       19,881
Tidewater, Incorporated                                  800       30,160
                                                              -----------
                                                                   77,986

FINANCIAL SERVICES--3.58%
American General Corporation                           1,000       46,450
Citigroup, Incorporated                                2,600      137,384
Countrywide Credit Industries, Incorporated            2,300      105,524
Morgan Stanley Dean Witter & Company                   1,100       70,653
                                                              -----------
                                                                  360,011

FOOD PRODUCERS--1.68%
ConAgra, Incorporated                                  3,300       65,373
H.J. Heinz Company                                       800       32,712
McCormick & Company, Incorporated                        900       37,818
Sensient Technologies Corporation                      1,600       32,832
                                                              -----------
                                                                  168,735

FOOD RETAILERS--0.95%
Kroger Company (The) *                                 1,800       45,000
Safeway, Incorporated *                                  700       33,600
SUPERVALU Incorporated                                 1,000       17,550
                                                              -----------
                                                                   96,150

FURNITURE/APPLIANCES/TOOLS--0.51%
Black & Decker Corporation                             1,300       51,298

HOMEBUILDING/SUPPLIES--0.36%
Centex Corporation                                       900       36,675

INSURANCE COMPANIES--0.91%
CIGNA Corporation                                        700       67,074
Conseco, Incorporated                                  1,800       24,570
                                                              -----------
                                                                   91,644

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
LEISURE TIME/GAMING--0.50%
Brunswick Corporation                                  2,100  $    50,463

MANUFACTURING-DIVERSIFIED--1.15%
Minnesota Mining and Manufacturing Company               300       34,230
Tyco International LTD                                 1,500       81,750
                                                              -----------
                                                                  115,980

MEDIA-TV/RADIO/CABLE--0.18%
Cox Communications, Incorporated
 (Class A) *                                             400       17,720
MEDICAL PRODUCTS/SUPPLIES--1.72%
Allergan, Incorporated                                   300       25,650
Beckman Coulter, Incorporated                          1,300       53,040
Johnson & Johnson                                      1,900       95,000
                                                              -----------
                                                                  173,690

MEDICAL SERVICES--0.37%
HCA -- The Healthcare Company                            400       18,076
Health Management Associates,
 Incorporated *                                          900       18,936
                                                              -----------
                                                                   37,012

METALS & MINING--0.12%
Alcoa Incorporated                                       300       11,820

NATURAL GAS--1.26%
Enron Corporation                                      2,600      127,400

OIL DOMESTIC--0.27%
Unocal Corporation                                       800       27,320

OIL INTERNATIONAL--3.65%
BP Amoco PLC ADR                                       2,428      121,036
Chevron Corporation                                    1,500      135,750
Royal Dutch Petroleum Company ADR                      1,900      110,713
                                                              -----------
                                                                  367,499

OIL SERVICES--0.47%
Schlumberger Limited                                     900       47,385

PAPER/FOREST PRODUCTS--0.25%
Louisiana-Pacific Corporation                          1,250       14,662
Weyerhaeuser Company                                     200       10,994
                                                              -----------
                                                                   25,656

RETAIL-DISCOUNT--1.04%
Wal-Mart Stores, Incorporated                          2,151      104,969

RETAIL-GENERAL--0.55%
Federated Department Stores, Incorporated *            1,300       55,250

RETAIL-SPECIALTY--0.99%
Lowe's Companies, Incorporated                         1,000       72,550
Toys 'R' Us, Incorporated *                            1,100       27,225
                                                              -----------
                                                                   99,775

COMMON STOCK                                         SHARES      VALUE

SEMICONDUCTORS--1.31%
Intel Corporation                                      4,500  $   131,625

SPECIALTY PRINTING/SERVICES--0.41%
Banta Corporation                                      1,400       41,020

TELECOM-LONG DISTANCE--1.64%
A T & T Corporation                                    4,240       93,280
Qwest Communications International Incorporated *      1,802       57,430
WorldCom, Incorporated -- MCI Group *                     36          579
WorldCom, Incorporated -- WorldCom
 Group *                                                 900       13,464
                                                              -----------
                                                                  164,753

TELEPHONE--1.81%
Alltel Corporation                                     1,600       98,016
Verizon Communications                                 1,576       84,316
                                                              -----------
                                                                  182,332

TRUCKING & SHIPPING--0.23%
USFreightways Corporation                                800       23,600
                                                              -----------
                                  TOTAL COMMON STOCK--48.38%
                                           (Cost $4,241,428)    4,870,595
                                                              -----------
                                                      FACE
BONDS AND NOTES                                      AMOUNT

AUTO & TRUCK MANUFACTURERS--1.14%
DaimlerChrysler North America, 7.20%, 09/01/09      $115,000      114,822

AUTO PARTS MANUFACTURERS--5.92%
Cooper Tire & Rubber Company, 7.75%, 12/15/09        500,000      501,104
TRW, Incorporated, 6.30%, 05/15/08                   100,000       95,391
                                                              -----------
                                                                  596,495

BUILDING SUPPLIES--0.99%
Lafarge Corporation, 6.375%, 07/15/05                100,000       99,766

MANUFACTURING-DIVERSIFIED--1.99%
Tyco International Group, yankee bond, 5.875%,
 11/01/04                                            200,000      200,240

REAL ESTATE/REITS--0.98%
Weingarten Realty Investors, 7.35%, 07/20/09         100,000       98,949

TELEPHONE--0.98%
US West Communications, Incorporated, 6.125%,
 11/15/05                                            100,000       98,657

TRANSPORTATION-MISCELLANEOUS--4.83%
Hertz Corporation, 7.40%, 03/01/11                   200,000      202,257
Union Tank Car Company, 6.63%, 10/03/04              275,000      284,031
                                                              -----------
                                                                  486,288

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                                      FACE
BONDS AND NOTES                                      AMOUNT      VALUE

U S GOVERNMENT AGENCY SECURITIES--8.63%
Federal Farm Credit Banks, 5.25%, 05/01/02          $100,000  $   101,053
Federal Home Loan Bank, 4.875%, 01/22/02             250,000      251,427
Federal Home Loan Bank, 5.125%, 09/15/03             200,000      201,184
Federal Home Loan Bank, 5.25%, 04/25/02              150,000      151,567
Federal Home Loan Bank, 5.495%, 03/22/04             100,000      101,242
Federal Home Loan Mortgage Corporation, Pool #
 540341, 9.00%, 09/01/19                               2,509        2,640
Federal Home Loan Mortgage Corporation, Pool #
 360100, 9.00%, 04/01/20                               7,554        7,937
Federal National Mortgage Association, 7.55%,
 04/22/02                                             50,000       51,413
                                                              -----------
                                                                  868,463

U S GOVERNMENT SECURITIES--8.37%
U S Treasury Bonds, 6.00%, 02/15/26                  680,000      687,722
U S Treasury Notes, 5.875%, 02/15/04                 150,000      154,992
                                                              -----------
                                                                  842,714
                                                              -----------
                               TOTAL BONDS AND NOTES--33.83%
                                           (Cost $3,273,224)    3,406,394
                                                              -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE

ELECTRIC POWER--4.97%
Empire District Electric Company, 4.35%, 07/03/01   $501,000  $   500,819

FINANCIAL SERVICES--7.34%
Countrywide Home Loans Incorporated, 3.95%,
 07/02/01                                            414,000      413,909
PS Colorado Credit Corporation, 4.05%, 07/06/01      325,000      324,780
                                                              -----------
                                                                  738,689

MANUFACTURING-SPECIALTY--2.23%
Tupperware Corporation, 4.00%, 07/09/01              225,000      224,775

RETAIL-SPECIALTY--2.99%
Toys 'R' Us Incorporated, 4.13%, 07/05/01            301,000      300,827
                                                              -----------
                              TOTAL COMMERCIAL PAPER--17.53%
                                           (Cost $1,765,110)    1,765,110
                                                              -----------
                                   TOTAL INVESTMENTS--99.74%
                                           (Cost $9,279,762)   10,042,099
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.26%       25,689
                                                              -----------
                                         NET ASSETS--100.00%  $10,067,788
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT -- Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                             INTEREST/
U S GOVERNMENT AND AGENCY SHORT-TERM              MATURITY    STATED        FACE
OBLIGATIONS                                         DATE      RATE(%)      AMOUNT      VALUE
U S GOVERNMENT AGENCIES--99.41%
Federal Farm Credit Bank                          07/02/01      3.68     $2,190,000  $2,189,552
Federal Home Loan Bank                            07/06/01      3.68        740,000     739,546
Federal Home Loan Bank                            07/09/01      3.71        200,000     199,814
Federal Home Loan Bank                            07/09/01      3.81        224,000     223,787
Federal Home Loan Mortgage Corporation            07/03/01      3.84        819,000     818,737
Federal Home Loan Mortgage Corporation            07/10/01      3.78      2,338,000   2,335,545
Federal National Mortgage Association             07/05/01      3.69        780,000     779,600
Federal National Mortgage Association             07/19/01      3.66      1,175,000   1,172,730
                                                                                     ----------
                     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--99.41%
                                                                  (Cost $8,459,311)   8,459,311
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--0.59%      50,338
                                                                                     ----------
                                                                NET ASSETS--100.00%  $8,509,649
                                                                                     ==========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              INTEREST/
                                                               STATED
                                                  MATURITY      RATE        FACE
CORPORATE BONDS                                     DATE         (%)       AMOUNT      VALUE
AUTO & TRUCK MANUFACTURERS--8.98%
Ford Credit Auto Owner Trust ABS                   11/15/03     7.030     $500,000   $  511,527

BEVERAGES--9.18%
Coca-Cola Enterprises Incorporated                 09/30/09     7.125      500,000      523,044

FINANCIAL SERVICES--9.39%
Block Financial Corporation                        04/15/07     8.500      500,000      534,938

RETAIL - GENERAL--1.71%
Dayton Hudson Corporation                          11/01/08     5.875      100,000       97,549

TELEPHONE--1.76%
Pacific Bell                                       11/01/09     6.625      100,000       99,901
                                                                                     ----------
                                                     TOTAL CORPORATE BONDS--31.02%
                                                                 (Cost $1,651,662)    1,766,959
                                                                                     ----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--18.38%
Federal Home Loan Bank                             02/15/07     7.250      500,000      536,905
Federal National Mortgage Association              04/15/02     6.625      500,000      510,287
                                                                                     ----------
                                                                                      1,047,192

U S GOVERNMENT SECURITIES--23.94%
U S Treasury Notes                                 03/31/02     6.500      500,000      509,804
U S Treasury Notes                                 05/15/04     5.250      200,000      203,515
U S Treasury Notes                                 05/15/06     6.875      100,000      107,804
U S Treasury Notes                                 07/15/06     7.000      500,000      542,468
                                                                                     ----------
                                                                                      1,363,591
                                                                                     ----------
                 TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--42.32%
                                                                 (Cost $2,312,853)    2,410,783
                                                                                     ----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--25.24%
Federal Farm Credit Bank                           07/02/01     3.700      240,000      239,951
Federal Home Loan Bank                             07/27/01     3.720      250,000      249,302
Federal Home Loan Bank                             08/16/01     3.690      300,000      298,555
Federal Home Loan Mortgage Corporation             07/05/01     3.750      500,000      499,739
Federal National Mortgage Association              07/06/01     3.900      150,000      149,902
                                                                                     ----------
                    TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--25.24%
                                                                 (Cost $1,437,449)    1,437,449
                                                                                     ----------
                                                         TOTAL INVESTMENTS--98.58%
                                                                 (Cost $5,401,964)    5,615,191
                                    CASH AND OTHER ASSETS, LESS LIABILITIES--1.42%       81,112
                                                                                     ----------
                                                               NET ASSETS--100.00%   $5,696,303
                                                                                     ==========

ABBREVIATIONS
ABS--Asset Backed Security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited))
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO


COMMON STOCK                           SHARES      VALUE
BIO/SPECIALTY PHARMACEUTICALS--18.25%
Abgenix, Incorporated*                   1,000   $   45,000
Celgene Corporation*                     1,000       28,850
CuraGen Corporation*                     1,500       54,600
Maxygen Incorporated*                    1,000       19,400
Millennium Pharmaceuticals,
 Incorporated*                           1,000       35,580
Pharmacyclics, Incorporated*             1,000       33,900
                                                 ----------
                                                    217,330
COMMUNICATION EQUIPMENT--19.97%
Avanex Corporation*                        700        6,790
Brocade Communications Systems,
 Incorporated*                           1,400       61,586
Digital Lightwave, Incorporated*           800       29,568
Ditech Communications Corporation*         800        5,936
Powerwave Technologies,
 Incorporated*                           2,400       34,800
RF Micro Devices, Incorporated*          1,400       37,520
Sycamore Networks, Incorporated*           800        7,456
Tekelec*                                 2,000       54,200
                                                 ----------
                                                    237,856
COMPUTER RELATED--4.49%
Juniper Networks, Incorporated*          1,000       31,100
SanDisk Corporation*                       800       22,312
                                                 ----------
                                                     53,412
COMPUTER SOFTWARE/SERVICES--8.98%
Ariba, Incorporated*                     1,200        6,600
Exodus Communications,
 Incorporated*                           2,000        4,120
Gemstar-TV Guide International,
 Incorporated*                           1,000       44,000
QLogic Corporation*                        700       45,115
Redback Networks Incorporated*             800        7,136
                                                 ----------
                                                    106,971
COMPUTER-INTERNET--1.85%
CacheFlow Incorporated*                    400        1,972
Foundry Networks, Incorporated*            500        9,990
InfoSpace, Incorporated*                 1,000        3,840
Vignette Corporation*                      700        6,209
                                                 ----------
                                                     22,011


COMMON STOCK                           SHARES      VALUE

DIVERSIFIED--4.05%
Human Genome Sciences,
 Incorporated*                             800   $   48,200

DRUGS--1.15%
Lynx Therapeutics, Incorporated*         2,000       13,680

ELECTRONICS--3.73%
American Superconductor
 Corporation*                            1,000       25,800
PMC-Sierra, Incorporated*                  600       18,642
                                                 ----------
                                                     44,442
SEMICONDUCTORS--11.41%
ARM Holdings plc sponsored ADR*          1,500       17,850
Applied Micro Circuits Corporation*      1,400       24,080
Broadcom Corporation (Class A)*            500       21,380
Caliper Technologies Corporation*        1,500       31,575
TriQuint Semiconductor,
 Incorporated*                           1,400       31,500
Virata Corporation*                        800        9,480
                                                 ----------
                                                    135,865
                                                 ----------
                    TOTAL COMMON STOCK--73.88%
                             (Cost $2,495,813)      879,767
                                                 ----------
U S GOVERNMENT AND AGENCY               FACE
SHORT-TERM OBLIGATIONS                 AMOUNT
U S GOVERNMENT AGENCIES--20.97%
Federal Home Loan Bank, 3.70%,
 07/11/01                             $250,000      249,717
                                                 ----------
               TOTAL U S GOVERNMENT AND AGENCY
                SHORT-TERM OBLIGATIONS--20.97%
                               (Cost $249,717)      249,717
                                                 ----------
                     TOTAL INVESTMENTS--94.85%
                             (Cost $2,745,530)    1,129,484
CASH AND OTHER ASSETS, LESS LIABILITIES--5.15%       61,330
                                                 ----------
                           NET ASSETS--100.00%   $1,190,814
                                                 ==========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
AUTO PARTS MANUFACTURERS--8.35%
Hayes Lemmerz International, Incorporated         12/15/08     8.250     $1,000,000  $   700,000
Lear Corporation                                  07/15/06     9.500      1,000,000    1,037,500
                                                                                     -----------
                                                                                       1,737,500
BANKS--5.22%
Sovereign Bancorp                                 11/15/06    10.500      1,000,000    1,087,500

CHEMICALS--4.72%
Lyondell Chemical Company                         05/01/09    10.875      1,000,000      982,500

COMMUNICATION SERVICES--1.94%
Williams Communication Group, Incorporated        10/01/09    10.875      1,000,000      405,000

COMPUTER-INTERNET--4.62%
Unisys Corporation                                04/01/08     7.875      1,000,000      962,500

ELECTRONICS--9.27%
Amkor Technologies, Incorporated                  05/01/06     9.250      1,000,000      965,000
Flextronics International LTD, yankee bond        10/15/07     8.750      1,000,000      965,000
                                                                                     -----------
                                                                                       1,930,000
FINANCIAL SERVICES--5.36%
LaBranche & Company                               03/01/07    12.000      1,000,000    1,115,000

HOMEBUILDING/SUPPLIES--4.61%
Toll Corporation                                  05/01/09     8.000      1,000,000      960,000

LEISURE TIME/GAMING--9.86%
International Game Technology                     05/15/09     8.375      1,000,000    1,025,000
Mohegan Tribal Gaming                             01/01/09     8.750      1,000,000    1,027,500
                                                                                     -----------
                                                                                       2,052,500
LODGING/HOTELS--4.61%
HMH Properties                                    08/01/08     7.875      1,000,000      960,000

MEDIA-TV/RADIO/CABLE--8.09%
Charter Communications Holdings (a)               01/15/10     0.000      1,000,000      675,000
News America Holdings                             10/17/08     7.375      1,000,000    1,008,499
                                                                                     -----------
                                                                                       1,683,499
RETAIL-DISCOUNT--4.03%
K Mart Corporation                                10/01/12     7.750      1,000,000      839,364

STEEL--4.68%
AK Steel Corporation                              02/15/09     7.875      1,000,000      975,000

TELEPHONE--1.42%
XO Communications, Incorporated                   10/01/07     9.625      1,000,000      290,000
WinStar Communications, Incorporated (a)(b)(c)    04/15/10     0.000      1,000,000        5,000
                                                                                     -----------
                                                                                         295,000
                                                                                     -----------
                                                      TOTAL CORPORATE BONDS--76.78%
                                                                 (Cost $17,470,123)   15,985,363
                                                                                     -----------

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                             INTEREST/
U S GOVERNMENT AND AGENCY                         MATURITY    STATED        FACE
SHORT-TERM OBLIGATIONS                              DATE      RATE(%)      AMOUNT       VALUE
U S GOVERNMENT AGENCIES--21.45%
Federal Home Loan Bank                            07/03/01     3.900     $  172,000  $   171,944
Federal Home Loan Bank                            07/06/01     3.680      2,800,000    2,798,282
Federal Home Loan Mortgage Corporation            07/10/01     3.700        100,000       99,897
Federal National Mortgage Corporation             08/02/01     3.750      1,400,000    1,395,175
                                                                                     -----------
                     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--21.45%
                                                                  (Cost $4,465,298)    4,465,298
                                                                                     -----------
                                                          TOTAL INVESTMENTS--98.23%
                                                                 (Cost $21,935,421)   20,450,661
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.77%      367,863
                                                                                     -----------
                                                                NET ASSETS--100.00%  $20,818,524
                                                                                     ===========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2001, the market value of these securities amounted to $5,000 or 0.02% of net assets.
 (c) Security is in default of interest.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)                       SHARES      VALUE
AUSTRALIA--2.98%
The News Corporation Limited             2,000   $   74,300
Westpac Banking Corporation Limited        800       29,280
                                                 ----------
                                                    103,580
FINLAND--1.91%
Nokia Corporation                        3,000       66,120

FRANCE--9.73%
Alcatel S.A.                             1,500       31,110
Aventis S.A.                             1,200       95,868
Axa                                      2,200       61,974
France Telecom S.A.                      1,500       72,450
Groupe Danone                            1,000       27,350
Total Fina Elf S.A.                        700       49,140
                                                 ----------
                                                    337,892
GERMANY--7.42%
DaimlerChrysler AG                       1,000       46,100
Deutsche Bank AG                           600       42,870
Deutsche Telekom AG                      3,000       67,350
SAP AG                                   1,300       45,617
Siemens AG                                 900       55,701
                                                 ----------
                                                    257,638
HONG KONG--1.85%
Cheung Kong (Holdings) LTD               2,200       23,976
Hutchison Whampoa LTD                      800       40,387
                                                 ----------
                                                     64,363
IRELAND--1.91%
Bank of Ireland                          1,700       66,402

ITALY--4.46%
ENI S.p.A.                               1,100       67,870
Luxottica Group S.p.A.                     600        9,600
San Paolo--IMI S.p.A.                      600       15,648
Telecom Italia S.p.A.                      700       61,600
                                                 ----------
                                                    154,718
JAPAN--21.71%
Canon Incorporated                       1,300       53,560
Hitachi, Limited                           500       49,495
Honda Motor Company, LTD                   700       61,593
Kirin Brewery Company, Limited             100        8,450
Matsushita Electric Industrial
 Company, Limited                        3,000       47,400
Mitsubishi Toyko Financial Group,
 Incorporated                            6,900       58,374
NEC Corporation                          2,500       34,275
Nippon Telegraph and Telephone
 Corporation                             4,700      125,020
Sony Corporation                         1,300       85,540
TDK Corporation                            200        9,540
The Tokio Marine & Fire Insurance
 Company Limited                           500       23,255
Toyota Motor Corporation                 2,800      197,260
                                                 ----------
                                                    753,762

COMMON STOCK (a)                       SHARES      VALUE
NETHERLANDS--6.29%
ABN AMRO Holding N.V.                    1,000   $   18,930
Aegon N.V.                                 900       25,560
ING Groep N.V.                             700       46,109
Koninklijke (Royal) Ahold N.V.             400       12,580
Koninklijke (Royal) KPN N.V.               717        4,058
Koninklijke (Royal) Philips
 Electronics N.V.                          900       23,787
Royal Dutch Petroleum Company            1,500       87,405
                                                 ----------
                                                    218,429
NORWAY--1.11%
Norsk Hydro ASA                            900       38,430

PORTUGAL--0.82%
Electricidade de Portugal, S.A.            600       14,520
Portugal Telecom, S.A.                   2,040       14,096
                                                 ----------
                                                     28,616
SPAIN--2.52%
Banco Bilbao Vizcaya Argentaria,
 S.A.                                    1,300       16,796
Banco Santander Central Hispano SA       2,100       19,299
Endesa, S.A.                               700       11,116
Repsol YPF, S.A.                           600        9,996
Telefonica SA                              817       30,425
                                                 ----------
                                                     87,632
SWEDEN--1.51%
Telefonaktiebolaget LM Ericsson AB       9,700       52,574

SWITZERLAND--7.30%
Nestle SA                                  800       42,507
Novartis AG                              5,800      209,670
Sulzer Medica                              200        1,416
                                                 ----------
                                                    253,593
UNITED KINGDOM--20.80%
AstraZeneca Group PLC                    2,000       93,500
BG Group PLC                               800       15,800
BP Amoco PLC                             3,700      184,445
Barclays PLC                               400       50,200
British Telecommunications PLC             700       45,255
Cable & Wireless PLC                       900       16,200
Cadbury Schweppes PLC                      600       16,320
GlaxoSmithKline PLC                      2,099      117,964
Imperial Chemical Industries PLC           200        4,750
International Power PLC *                  100        4,230
Shell Transport & Trading Company        1,900       95,646
Unilever PLC                               800       27,600
Vodafone Group PLC                       1,800       40,230
WPP Group PLC                              200       10,050
                                                 ----------
                                                    722,190
                                                 ----------
                    TOTAL COMMON STOCK--92.32%
                             (Cost $4,634,458)    3,205,939
                                                 ----------

SCHEDULE OF INVESTMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

U S GOVERNMENT AND AGENCY               FACE
SHORT-TERM OBLIGATIONS                 AMOUNT      VALUE
U S GOVERNMENT AGENCIES--6.62%
Federal Farm Credit Bank, 3.70%,
 07/02/01                             $230,000   $  229,953
                                                 ----------
               TOTAL U S GOVERNMENT AND AGENCY
                 SHORT-TERM OBLIGATIONS--6.62%
                               (Cost $229,953)      229,953
                                                 ----------
                     TOTAL INVESTMENTS--98.94%
                             (Cost $4,864,411)    3,435,892
CASH AND OTHER ASSETS, LESS LIABILITIES--1.06%       36,670
                                                 ----------
                           NET ASSETS--100.00%   $3,472,562
                                                 ==========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) This portfolio invests
 primarily in Depositary receipts,
 which include ADRs, GDRs, EuroDRs
 (Euro Depositary Receipts) and
 NYSs (New York Shares), these
 securities are negotiable U.S.
 securities that generally
 represent a non-U.S. company's
 publicly traded equity and are
 usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED     MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $18,486,977    $22,567,455    $10,042,099    $8,459,311
Cash and cash equivalents                                             849            823            686           173
Receivable for:
  Investment securities sold                                           --             --             81            --
  Dividends                                                         7,076         38,023          4,167            --
  Capital stock sold                                               12,068          5,015          2,507        59,995
  Interest                                                             --             --         52,687            --
  Expense reimbursement                                               948             --            821         1,246
Other Assets                                                            8             --             --         1,327
                                                              -----------    -----------    -----------    ----------
                                                TOTAL ASSETS   18,507,926     22,611,316     10,103,048     8,522,052
                                                              -----------    -----------    -----------    ----------
LIABILITIES
  Capital stock reacquired                                             --          5,997         24,678         2,754
Accrued:
  Investment advisory fee                                           7,442          9,036          4,008         3,286
  Service fee                                                       3,721          4,518          2,004         1,643
Other Liabilities                                                   4,260          4,162          4,570         4,720
                                                              -----------    -----------    -----------    ----------
                                           TOTAL LIABILITIES       15,423         23,713         35,260        12,403
                                                              -----------    -----------    -----------    ----------
                                                  NET ASSETS  $18,492,503    $22,587,603    $10,067,788    $8,509,649
                                                              ===========    ===========    ===========    ==========
SHARES OUTSTANDING                                             10,873,176     12,437,988      7,072,466     8,509,649
                                                              ===========    ===========    ===========    ==========
NET ASSET VALUE PER SHARE                                     $      1.70    $      1.82    $      1.42    $     1.00
                                                              ===========    ===========    ===========    ==========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME   BALANCED    MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $    69,669    $   218,941    $  29,536           --
Interest                                                          147,618         74,974      166,376     $188,845
                                                              -----------    -----------    ---------     --------
                                     TOTAL INVESTMENT INCOME      217,287        293,915      195,912      188,845
                                                              -----------    -----------    ---------     --------
EXPENSES
Investment advisory fees                                           47,309         54,229       24,227       18,976
Service fees                                                       23,655         27,601       12,113        9,488
Professional fees                                                   1,844          1,844        1,844        1,844
Custody and transaction fees                                       12,869         13,994       12,854        8,941
Directors' fees and expenses                                        2,110          2,110        2,110        2,110
Registration fees                                                     460            582          217           97
Other                                                                 444            433          224          128
                                                              -----------    -----------    ---------     --------
                                              TOTAL EXPENSES       88,691        100,793       53,589       41,584
                                    LESS EXPENSES REIMBURSED       (5,958)            --       (9,738)      (8,257)
                                                              -----------    -----------    ---------     --------
                                                NET EXPENSES       82,733        100,793       43,851       33,327
                                                              -----------    -----------    ---------     --------
INVESTMENT INCOME--NET                                            134,554        193,122      152,061      155,518
                                                              -----------    -----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                984,889      1,137,537      298,298           --
  Change in unrealized depreciation of investments             (3,584,921)    (2,394,488)    (661,181)          --
                                                              -----------    -----------    ---------     --------
NET LOSS ON INVESTMENTS                                        (2,600,032)    (1,256,951)    (362,883)          --
                                                              -----------    -----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $(2,465,478)   $(1,063,829)   $(210,822)    $155,518
                                                              ===========    ===========    =========     ========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                 BOND       MID-CAP         BOND            STOCK
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
ASSETS
Investments in securities, at value                           $5,615,191   $1,129,484    $20,450,661     $3,435,892
Cash and cash equivalents                                         4,569        66,846         22,710         31,467
Receivable for:
  Dividends                                                          --            --             --         11,277
  Capital stock sold                                             13,031           262             41             24
  Interest                                                       68,071            --        355,146             --
  Expense reimbursement                                           1,230         1,297          2,493          1,233
Other Assets                                                         --            --            835             --
                                                              ----------   ----------    -----------     ----------
                                                TOTAL ASSETS  5,702,092     1,197,889     20,831,886      3,479,893
                                                              ----------   ----------    -----------     ----------
LIABILITIES
  Capital stock reacquired                                            6            37              6              2
Accrued:
  Investment advisory fee                                         2,258            --          9,182          2,117
  Service fee                                                     1,129           230          4,174            705
Other Liabilities                                                 2,396         6,808             --          4,507
                                                              ----------   ----------    -----------     ----------
                                           TOTAL LIABILITIES      5,789         7,075         13,362          7,331
                                                              ----------   ----------    -----------     ----------
                                                  NET ASSETS  $5,696,303   $1,190,814    $20,818,524     $3,472,562
                                                              ==========   ==========    ===========     ==========
SHARES OUTSTANDING                                            5,272,397     3,021,394     21,352,104      5,046,881
                                                              ==========   ==========    ===========     ==========
NET ASSET VALUE PER SHARE                                     $    1.08    $     0.39    $      0.98     $     0.69
                                                              ==========   ==========    ===========     ==========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                 BOND       MID-CAP         BOND            STOCK
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --           --             --       $  32,530
Interest                                                       $219,181    $   6,178     $1,103,431           8,369
                                                               --------    ---------     ----------       ---------
                                     TOTAL INVESTMENT INCOME    219,181        6,178      1,103,431          40,899
                                                               --------    ---------     ----------       ---------
EXPENSES
Investment advisory fees                                         13,752        7,727         56,974          14,009
Service fees                                                      6,876        1,545         25,898           4,669
Professional fees                                                 2,396        2,663          1,930           2,462
Custody and transaction fees                                      2,760        2,821          5,431           4,923
Directors' fees and expenses                                      2,110        2,110          2,110           2,110
Registration fees                                                 1,366          748          2,507           1,321
Other expenses                                                      130           80            396              98
                                                               --------    ---------     ----------       ---------
                                              TOTAL EXPENSES     29,390       17,694         95,246          29,592
                                    LESS EXPENSES REIMBURSED     (7,261)      (8,408)       (11,905)         (8,949)
                                                               --------    ---------     ----------       ---------
                                                NET EXPENSES     22,129        9,286         83,341          20,643
                                                               --------    ---------     ----------       ---------
INVESTMENT INCOME--NET                                          197,052       (3,108)     1,020,090          20,256
                                                               --------    ---------     ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment                                    --           --             --        (181,720)
  Change in unrealized depreciation of investments               (7,194)    (742,748)      (469,485)       (401,641)
                                                               --------    ---------     ----------       ---------
NET LOSS ON INVESTMENTS                                          (7,194)    (742,748)      (469,485)       (583,361)
                                                               --------    ---------     ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $189,858    $(745,856)    $  550,605       $(563,105)
                                                               ========    =========     ==========       =========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,       DECEMBER 31,
                                                            ----------------   -------------
                                                                  2001             2000
                                                            ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $   134,554      $   295,456
  Net realized gain on investments                                 984,889          105,399
  Change in unrealized depreciation                             (3,584,921)        (994,047)
                                                               -----------      -----------
  Net decrease in net assets resulting from operations          (2,465,478)        (593,192)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                --         (295,761)
  Capital gains                                                         --         (437,606)
                                                               -----------      -----------
  Total distributions to shareholders                                   --         (733,367)
CAPITAL SHARE TRANSACTIONS--Net                                    408,364        1,599,462
                                                               -----------      -----------
TOTAL INCREASE (DECREASE)                                       (2,057,114)         272,903
NET ASSETS
  Beginning of period                                           20,549,617       20,276,714
                                                               -----------      -----------
  End of period                                                $18,492,503      $20,549,617
                                                               ===========      ===========
Undistributed Net Investment Income                            $   137,179      $     2,625
                                                               ===========      ===========

EQUITY INCOME PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2001             2000
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   193,122      $   408,521
  Net realized gain on investments                                1,137,537          689,278
  Change in unrealized appreciation (depreciation)               (2,394,488)       1,333,510
                                                                -----------      -----------
  Net increase (decrease) in net assets resulting from
   operations                                                    (1,063,829)       2,431,309
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (411,773)
  Capital gains                                                          --       (1,312,977)
                                                                -----------      -----------
  Total distributions to shareholders                                    --       (1,724,750)
CAPITAL SHARE TRANSACTIONS--Net                                     983,210        2,087,903
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                           (80,619)       2,794,462
NET ASSETS
  Beginning of period                                            22,668,222       19,873,760
                                                                -----------      -----------
  End of perod                                                  $22,587,603      $22,668,222
                                                                ===========      ===========
Undistributed Net Investment Income                             $   196,140      $     3,018
                                                                ===========      ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001             2000
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   152,061      $  345,645
  Net realized gain on investments                                   298,298         325,139
  Change in unrealized depreciation                                 (661,181)       (241,359)
                                                                 -----------      ----------
  Net increase (decrease) in net assets resulting from
   operations                                                       (210,822)        429,425
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                  --        (347,193)
  Capital gains                                                           --        (468,722)
                                                                 -----------      ----------
  Total distributions to shareholders                                     --        (815,915)
CAPITAL SHARE TRANSACTIONS--Net                                      471,986         630,047
                                                                 -----------      ----------
TOTAL INCREASE                                                       261,164         243,557
NET ASSETS
  Beginning of period                                              9,806,624       9,563,067
                                                                 -----------      ----------
  End of period                                                  $10,067,788      $9,806,624
                                                                 ===========      ==========
Undistributed Net Investment Income                              $   155,585      $    3,524
                                                                 ===========      ==========

MONEY MARKET PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001             2000
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $  155,518       $  328,538
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                           (155,518)        (328,538)
CAPITAL SHARE TRANSACTIONS--Net                                   1,685,568          147,299
                                                                 ----------       ----------
TOTAL INCREASE                                                    1,685,568          147,299
NET ASSETS
  Beginning of period                                             6,824,081        6,676,782
                                                                 ----------       ----------
  End of period                                                  $8,509,649       $6,824,081
                                                                 ==========       ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                                (UNAUDITED)      EIGHT MONTHS
                                                              SIX MONTHS ENDED       ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001           2000 (1)
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $  197,052       $  216,498
  Net realized loss on investment                                        --             (466)
  Change in unrealized appreciation (depreciation)                   (7,194)         220,421
                                                                 ----------       ----------
  Net increase in net assets resulting from operations              189,858          436,453
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (214,984)
  Capital gains                                                          --               --
                                                                 ----------       ----------
  Total distributions to shareholders                                    --         (214,984)
CAPITAL SHARE TRANSACTIONS--Net                                      59,405        5,225,571
                                                                 ----------       ----------
TOTAL INCREASE                                                      249,263        5,447,040
NET ASSETS
  Beginning of period                                             5,447,040               --
                                                                 ----------       ----------
  End of period                                                  $5,696,303       $5,447,040
                                                                 ==========       ==========
Undistributed Net Investment Income                              $  198,566       $    1,514
                                                                 ==========       ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                                (UNAUDITED)      EIGHT MONTHS
                                                              SIX MONTHS ENDED       ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001           2000 (1)
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                           $   (3,108)      $  (19,182)
  Net realized loss on investment                                        --          (27,833)
  Change in unrealized depreciation                                (742,748)        (873,298)
                                                                 ----------       ----------
  Net decrease in net assets resulting from operations             (745,856)        (920,313)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --               --
  Capital gains                                                          --               --
                                                                 ----------       ----------
  Total distributions to shareholders                                    --               --
CAPITAL SHARE TRANSACTIONS--Net                                     103,620        2,753,363
                                                                 ----------       ----------
TOTAL INCREASE (DECREASE)                                          (642,236)       1,833,050
NET ASSETS
  Beginning of period                                             1,833,050               --
                                                                 ----------       ----------
  End of perod                                                   $1,190,814       $1,833,050
                                                                 ==========       ==========

(1) Commencement of operations was May 1, 2000.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                               (UNAUDITED)      EIGHT MONTHS
                                                             SIX MONTHS ENDED       ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2001           2000 (1)
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $ 1,020,090      $ 1,198,604
  Change in unrealized depreciation                                (469,485)      (1,015,275)
                                                                -----------      -----------
  Net increase in net assets resulting from operations              550,605          183,329
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment loss--net                                                   --       (1,191,133)
  Capital gains                                                          --               --
                                                                -----------      -----------
  Total distributions to shareholders                                    --       (1,191,133)
CAPITAL SHARE TRANSACTIONS--Net                                      26,936       21,248,787
                                                                -----------      -----------
TOTAL INCREASE                                                      577,541       20,240,983
NET ASSETS
  Beginning of period                                            20,240,983               --
                                                                -----------      -----------
  End of period                                                 $20,818,524      $20,240,983
                                                                ===========      ===========
Undistributed Net Investment Income                             $ 1,027,561      $     7,471
                                                                ===========      ===========

INTERNATIONAL STOCK PORTFOLIO

                                                                (UNAUDITED)      EIGHT MONTHS
                                                              SIX MONTHS ENDED       ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2001           2000 (1)
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   20,256       $   25,570
  Net realized gain (loss) on investment                           (181,720)           3,578
  Change in unrealized depreciation                                (401,641)      (1,026,878)
                                                                 ----------       ----------
  Net decrease in net assets resulting from operations             (563,105)        (997,730)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --          (23,105)
  Capital gains                                                          --             (848)
                                                                 ----------       ----------
Total distributions to shareholders                                      --          (23,953)
CAPITAL SHARE TRANSACTIONS--Net                                      11,869        5,045,481
                                                                 ----------       ----------
TOTAL INCREASE (DECREASE)                                          (551,236)       4,023,798
NET ASSETS
  Beginning of period                                             4,023,798               --
                                                                 ----------       ----------
  End of period                                                  $3,472,562       $4,023,798
                                                                 ==========       ==========
Undistributed Net Investment Income                              $   22,721       $    2,465
                                                                 ==========       ==========

(1) Commencement of operations was May 1, 2000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                         ENDED
                                                       JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                      -----------   --------------------------------------------------------
                                                         2001         2000        1999        1998        1997        1996
                                                      -----------   ---------   ---------   ---------   ---------   --------
      Net Asset Value, Beginning of Period            $  1.93       $  2.06     $  1.81     $  1.60     $  1.45     $ 1.27
      Investment income--net                             0.01          0.03        0.02        0.02        0.03       0.02
      Net realized and unrealized gain (loss) on
       investments during the period                    (0.24)        (0.09)       0.25        0.27        0.27       0.21
                                                      -------       -------     -------     -------     -------     ------
                    Total from investment operations    (0.23)        (0.06)       0.27        0.29        0.30       0.23
      Less distributions from
        Investment income--net                             --         (0.03)      (0.02)      (0.02)      (0.03)     (0.02)
        Capital gains                                      --         (0.04)         --       (0.06)      (0.12)     (0.03)
                                                      -------       -------     -------     -------     -------     ------
                                 Total distributions     0.00         (0.07)      (0.02)      (0.08)      (0.15)     (0.05)
                                                      -------       -------     -------     -------     -------     ------
      Net Asset Value, End of Period                  $  1.70       $  1.93     $  2.06     $  1.81     $  1.60     $ 1.45
                                                      =======       =======     =======     =======     =======     ======
      Total return                                     (11.92)%**     (2.82)%     14.99 %     18.62 %     20.72 %    17.98 %
                                                      =======       =======     =======     =======     =======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)       $18,493       $20,550     $20,277     $15,702     $11,127     $7,278
      Ratio of expenses with reimbursement to
       average net assets                                0.87 %*       0.87 %      0.87 %      0.87 %      0.87 %     0.87 %
      Ratio of expenses without reimbursement to
       average net assets                                0.93 %*       0.92 %      0.94 %      1.01 %      1.09 %     1.25 %
      Ratio of net investment income to average net
       assets                                            1.42 %*       1.42 %      1.06 %      1.00 %      1.69 %     1.84 %
      Portfolio turnover rate                           17.64 %       17.36 %     20.96 %     25.75 %     45.37 %    21.24 %

EQUITY INCOME PORTFOLIO

                                                       (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED
                                                        JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                       -----------   -------------------------------------------------------
                                                          2001         2000        1999        1998        1997       1996
                                                       -----------   ---------   ---------   ---------   --------   --------
      Net Asset Value, Beginning of Period             $  1.90       $  1.84     $  1.75     $  1.56     $ 1.37     $ 1.21
      Investment income--net                              0.02          0.04        0.03        0.02       0.03       0.03
      Net realized and unrealized gain (loss) on
       investments during the period                     (0.10)         0.18        0.26        0.22       0.28       0.19
                                                       -------       -------     -------     -------     ------     ------
                     Total from investment operations    (0.08)         0.22        0.29        0.24       0.31       0.22
      Less distributions from
        Investment income--net                              --         (0.04)      (0.03)      (0.02)     (0.03)     (0.03)
        Capital gains                                       --         (0.12)      (0.17)      (0.03)     (0.09)     (0.03)
                                                       -------       -------     -------     -------     ------     ------
                                  Total distributions     0.00         (0.16)      (0.20)      (0.05)     (0.12)     (0.06)
                                                       -------       -------     -------     -------     ------     ------
      Net Asset Value, End of Period                   $  1.82       $  1.90     $  1.84     $  1.75     $ 1.56     $ 1.37
                                                       =======       =======     =======     =======     ======     ======
      Total return                                       (4.21)%**     12.00 %     17.09 %     15.85 %    22.41 %    17.69 %
                                                       =======       =======     =======     =======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)        $22,588       $22,668     $19,874     $15,051     $9,783     $6,273
      Ratio of expenses with reimbursement to average
       net assets                                         0.91 %*       0.92 %      0.93 %      0.93 %     0.93 %     0.93 %
      Ratio of expenses without reimbursement to
       average net assets                                 0.91 %*       0.92 %      0.94 %      0.99 %     1.10 %     1.14 %
      Ratio of net investment income to average net
       assets                                             1.74 %*       1.94 %      1.49 %      1.44 %     1.91 %     2.29 %
      Portfolio turnover rate                            22.07 %       22.67 %     16.42 %     24.83 %    35.08 %    20.79 %

*   Ratios annualized

**  Returns are not annualized
See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                           JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                          -----------   ----------------------------------------------------
                                                             2001         2000       1999       1998       1997       1996
                                                          -----------   --------   --------   --------   --------   --------
      Net Asset Value, Beginning of Period                $  1.45       $ 1.52     $ 1.54     $ 1.39     $ 1.27     $ 1.18
      Investment income--net                                 0.02         0.06       0.04       0.04       0.04       0.04
      Net realized and unrealized gain (loss) on
       investments during the period                        (0.05)        0.01       0.08       0.19       0.20       0.10
                                                          -------       ------     ------     ------     ------     ------
                        Total from investment operations    (0.03)        0.07       0.12       0.23       0.24       0.14
      Less distributions from
        Investment income--net                                 --        (0.06)     (0.04)     (0.04)     (0.05)     (0.04)
        Capital gains                                          --        (0.08)     (0.10)     (0.04)     (0.07)     (0.01)
                                                          -------       ------     ------     ------     ------     ------
                                     Total distributions     0.00        (0.14)     (0.14)     (0.08)     (0.12)     (0.05)
                                                          -------       ------     ------     ------     ------     ------
      Net Asset Value, End of Period                      $  1.42       $ 1.45     $ 1.52     $ 1.54     $ 1.39     $ 1.27
                                                          =======       ======     ======     ======     ======     ======
      Total return                                          (2.07)%**     4.13 %     8.00 %    16.58 %    18.80 %    12.23 %
                                                          =======       ======     ======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)           $10,068       $9,807     $9,563     $7,827     $5,595     $4,281
      Ratio of expenses with reimbursement to average
       net assets                                            0.90 %*      0.90 %     0.90 %     0.90 %     0.90 %     0.90 %
      Ratio of expenses without reimbursement to average
       net assets                                            1.10 %*      1.08 %     1.14 %     1.24 %     1.30 %     1.48 %
      Ratio of net investment income to average net
       assets                                                3.12 %*      3.51 %     2.89 %     2.79 %     3.43 %     3.25 %
      Portfolio turnover rate                               14.30 %      13.41 %    31.53 %    14.14 %    23.02 %    16.71 %

MONEY MARKET PORTFOLIO

                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED
                                                            JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                           -----------   ----------------------------------------------------
                                                              2001         2000       1999       1998       1997       1996
                                                           -----------   --------   --------   --------   --------   --------
      Net Asset Value, Beginning of Period                 $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
      Investment income--net                                 0.02          0.05       0.04       0.05       0.05       0.08
                                                           ------        ------     ------     ------     ------     ------
                         Total from investment operations    0.02          0.05       0.04       0.05       0.05       0.08
      Less distributions from
        Investment income--net                              (0.02)        (0.05)     (0.04)     (0.05)     (0.05)     (0.08)
                                                           ------        ------     ------     ------     ------     ------
                                      Total distributions   (0.02)        (0.05)     (0.04)     (0.05)     (0.05)     (0.08)
                                                           ------        ------     ------     ------     ------     ------
      Net Asset Value, End of Period                       $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                           ======        ======     ======     ======     ======     ======
      Total return                                           2.05 %**      5.51 %     4.26 %     4.65 %     4.78 %     4.61 %
                                                           ======        ======     ======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)            $8,510        $6,824     $6,677     $4,354     $2,821     $2,532
      Ratio of expenses with reimbursement to average net
       assets                                                0.87 %*       0.87 %     0.87 %     0.87 %     0.87 %     0.87 %
      Ratio of expenses without reimbursement to average
       net assets                                            1.09 %*       1.18 %     1.28 %     1.37 %     1.23 %     1.22 %
      Ratio of net investment income to average net
       assets                                                4.06 %*       5.37 %     4.20 %     4.55 %     4.62 %     4.51 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                    (UNAUDITED)      PERIOD FROM
                                                                    SIX MONTHS     MAY 1, 2000 (1)
                                                                       ENDED             TO
                                                                     JUNE 30,       DECEMBER 31,
                                                                    -----------   -----------------
                                                                       2001             2000
                                                                    -----------   -----------------
      Net Asset Value, Beginning of Period                          $ 1.04            $ 1.00
      Investment income--net                                          0.04              0.04
      Net realized and unrealized gain on investments during the
       period                                                         --                0.04
                                                                    ------            ------
                                  Total from investment operations    0.04              0.08
      Less distributions from
        Investment income--net                                        --               (0.04)
        Capital gains                                                 --              --
                                                                    ------            ------
                                               Total distributions    0.00             (0.04)
                                                                    ------            ------
      Net Asset Value, End of Period                                $ 1.08            $ 1.04
                                                                    ======            ======
      Total return                                                    3.85 %**          8.29 %**
                                                                    ======            ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $5,696            $5,447
      Ratio of expenses with reimbursement to average net assets      0.80 %*           0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                         1.06 %*           0.96 %*
      Ratio of net investment income to average net assets            7.12 %*           6.21 %*
      Portfolio turnover rate                                         --                7.82 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                    (UNAUDITED)      PERIOD FROM
                                                                    SIX MONTHS     MAY 1, 2000 (1)
                                                                       ENDED             TO
                                                                     JUNE 30,       DECEMBER 31,
                                                                    -----------   -----------------
                                                                       2001             2000
                                                                    -----------   -----------------
      Net Asset Value, Beginning of Period                          $ 0.66            $ 1.00
      Investment loss--net                                            --               (0.01)
      Net realized and unrealized loss on investments during the
       period                                                        (0.27)            (0.33)
                                                                    ------            ------
                                  Total from investment operations   (0.27)            (0.34)
      Less distributions from
        Investment income--net                                        --              --
        Capital gains                                                 --              --
                                                                    ------            ------
                                               Total distributions    0.00              0.00
                                                                    ------            ------
      Net Asset Value, End of Period                                $ 0.39            $ 0.66
                                                                    ------            ------
      Total return                                                  (40.91)%**        (34.00)%**
                                                                    ======            ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $1,191            $1,833
      Ratio of expenses with reimbursement to average net assets      1.50 %*           1.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                         2.86 %*           2.00 %*
      Ratio of net investment income to average net assets           (0.50)%*          (1.19)%*
      Portfolio turnover rate                                         --                2.67 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                    (UNAUDITED)      PERIOD FROM
                                                                    SIX MONTHS     MAY 1, 2000 (1)
                                                                       ENDED             TO
                                                                     JUNE 30,       DECEMBER 31,
                                                                    -----------   -----------------
                                                                       2001             2000
                                                                    -----------   -----------------
      Net Asset Value, Beginning of Period                          $  0.95           $  1.00
      Investment income--net                                           0.05              0.06
      Net realized and unrealized loss on investments during the
       period                                                         (0.02)            (0.05)
                                                                    -------           -------
                                  Total from investment operations     0.03              0.01
      Less distributions from
        Investment income--net                                        --                (0.06)
        Capital gains                                                 --              --
                                                                    -------           -------
                                               Total distributions     0.00             (0.06)
                                                                    -------           -------
      Net Asset Value, End of Period                                $  0.98           $  0.95
                                                                    =======           =======
      Total return                                                     3.16 %**          1.00 %**
                                                                    =======           =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $20,819           $20,241
      Ratio of expenses with reimbursement to average net assets       0.80 %*           0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.91 %*           0.88 %*
      Ratio of net investment income to average net assets             9.79 %*           8.87 %*
      Portfolio turnover rate                                         --              --

INTERNATIONAL STOCK PORTFOLIO

                                                                    (UNAUDITED)      PERIOD FROM
                                                                    SIX MONTHS     MAY 1, 2000 (1)
                                                                       ENDED             TO
                                                                     JUNE 30,       DECEMBER 31,
                                                                    -----------   -----------------
                                                                       2001             2000
                                                                    -----------   -----------------
      Net Asset Value, Beginning of Period                          $ 0.80            $ 1.00
      Investment income--net                                          --              --
      Net realized and unrealized loss on investments during the
       period                                                        (0.11)            (0.20)
                                                                    ------            ------
                                  Total from investment operations   (0.11)            (0.20)
      Less distributions from
        Investment income--net                                        --              --
        Capital gains                                                 --              --
                                                                    ------            ------
                                               Total distributions    0.00              0.00
                                                                    ------            ------
      Net Asset Value, End of Period                                $ 0.69            $ 0.80
                                                                    ------            ------
      Total return                                                  (13.75)%**        (19.52)%**
                                                                    ======            ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $3,473            $4,024
      Ratio of expenses with reimbursement to average net assets      1.10 %*           1.10 %*
      Ratio of expenses without reimbursement to average net
       assets                                                         1.58 %*           1.37 %*
      Ratio of net investment income to average net assets            1.08 %*           0.84 %*
      Portfolio turnover rate                                         6.67 %            6.18 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2001  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced and Money Market Portfolios, which commenced operations March 1, 1991. On May 1, 2000 four new portfolios were added; they are the Government Bond Portfolio, Small-Cap/Mid-Cap Portfolio, High Yield Bond Portfolio and the International Stock Portfolio.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, EQUITY INCOME, BALANCED, GOVERNMENT BOND, SMALL-CAP/MID-CAP, HIGH YIELD BOND AND INTERNATIONAL STOCK PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2000, the Government Bond Portfolio and the Small-Cap/Mid-Cap Portfolio had capital loss carryfowards that will expire in 2008 of $466 and $27,833, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                           INVESTMENT    SERVICE
                                          ADVISORY FEE     FEE
Growth                                        0.50%       0.25%
Equity Income                                 0.50%       0.25%
Balanced                                      0.50%       0.25%
Money Market                                  0.50%       0.25%
Government Bond                               0.50%       0.25%
Small-Cap/Mid-Cap                             1.25%       0.25%
High Yield Bond                               0.55%       0.25%
International Stock                           0.75%       0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth                              0.87 %
Equity Income                       0.93 %
Balanced                            0.90 %
Money Market                        0.87 %
Government Bond                     0.80 %
Small-Cap/Mid-Cap                   1.50 %
High Yield Bond                     0.80 %
International Stock                 1.10 %

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

As of June 30, 2001 SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL                AMERICAN NATIONAL
                                    SM&R                      CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                        -----------------------------   ------------------------------   -----------------------------
                                    PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                         SHARES        OUTSTANDING        SHARES        OUTSTANDING       SHARES        OUTSTANDING
Growth                    150,379         1.38%          2,788,554        25.65%         7,934,243        72.97%
Equity Income             240,404         1.93%          3,155,425        25.37%         9,042,159        72.70%
Balanced                  128,009         1.81%          3,071,498        43.42%         3,872,959        54.77%
Money Market            2,852,974        33.53%          2,647,520        31.11%         3,009,155        35.36%
Government Bond             2,529         0.05%          5,206,303        98.75%            63,565         1.20%
Small-Cap/Mid-Cap         458,571        15.18%          2,000,000        66.20%           562,823        18.62%
High Yield Bond            23,633         0.11%         21,263,745        99.59%            64,726         0.30%
International Stock     1,512,066        29.96%          3,520,873        69.76%            13,942         0.28%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                     PURCHASES      SALES
Growth                               $2,957,577   $2,479,081
Equity Income                        $7,934,034   $4,456,053
Balanced                             $3,405,500   $1,079,121
Government Bond                      $       --   $1,100,000
High Yield Bond                      $       --   $1,092,860
International Stock                  $  342,833   $  233,027

Gross unrealized appreciation and depreciation as of June 30, 2001 were as follows:

                                            APPRECIATION   DEPRECIATION
Growth                                       $3,777,822     $2,063,048
Equity Income                                $3,520,149     $  547,994
Balanced                                     $  990,110     $  227,773
Government Bond                              $  213,227     $       --
Small-Cap/Mid-Cap                            $    6,694     $1,622,740
High Yield Bond                              $  669,003     $2,153,763
International Stock                          $  110,460     $1,538,979

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             696,467     $  1,245,076       1,389,560     $  2,850,063
Investment income dividends reinvested                                  --               --         155,664          295,761
Distributions from net realized gains reinvested                        --               --         225,800          437,606
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          696,467        1,245,076       1,771,024        3,583,430
Redemptions of capital shares                                     (468,925)        (836,712)       (962,976)      (1,983,968)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         227,542     $    408,364         808,048     $  1,599,462
                                                                               ============                     ============
Shares outstanding at beginning of period                       10,645,634                        9,837,586
                                                               -----------                      -----------
Shares outstanding at end of period                             10,873,176                       10,645,634
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--10,873,176 shares of $.01 par value
  outstanding
(115,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 15,901,284
Undistributed net investment income                                                 137,179
Accumulated net realized gain on investments                                        739,266
Net unrealized appreciation of investments                                        1,714,774
                                                                               ------------
Net Assets                                                                     $ 18,492,503
                                                                               ============

EQUITY INCOME PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           1,030,503     $  1,906,905       1,282,694     $  2,492,807
Investment income dividends reinvested                                  --               --         221,383          411,773
Distributions from net realized gains reinvested                        --               --         699,199        1,312,977
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        1,030,503        1,906,905       2,203,276        4,217,557
Redemptions of capital shares                                     (496,809)        (923,695)     (1,108,220)      (2,129,654)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         533,694     $    983,210       1,095,056     $  2,087,903
                                                                               ============                     ============
Shares outstanding at beginning of period                       11,904,294                       10,809,238
                                                               -----------                      -----------
Shares outstanding at end of period                             12,437,988                       11,904,294
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--12,437,988 shares of $.01 par value
  outstanding
(120,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 18,556,092
Undistributed net investment income                                                 196,140
Accumulated net realized gain on investments                                        863,216
Net unrealized appreciation of investments                                        2,972,155
                                                                               ------------
Net Assets                                                                     $ 22,587,603
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

BALANCED PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             471,536     $    672,140         728,660     $  1,140,072
Investment income dividends reinvested                                  --               --         241,107          347,193
Distributions from net realized gains reinvested                        --               --         323,674          468,722
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          471,536          672,140       1,293,441        1,955,987
Redemptions of capital shares                                     (139,943)        (200,154)       (839,733)      (1,325,940)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         331,593     $    471,986         453,708     $    630,047
                                                                               ============                     ============
Shares outstanding at beginning of period                        6,740,873                        6,287,165
                                                               -----------                      -----------
Shares outstanding at end of period                              7,072,466                        6,740,873
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--7,072,466 shares of $.01 par value
  outstanding
(115,000,000 authorized) (par and additional paid-in
  capital)                                                                     $  8,965,118
Undistributed net investment income                                                 155,585
Accumulated net realized gain on investments                                        184,748
Net unrealized appreciation of investments                                          762,337
                                                                               ------------
Net Assets                                                                     $ 10,067,788
                                                                               ============

MONEY MARKET PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                          14,865,869     $ 14,865,869      16,405,281     $ 16,405,281
Investment income dividends reinvested                             155,575          155,575         328,740          328,740
                                                               -----------     ------------     -----------     ------------
Subtotals                                                       15,021,444       15,021,444      16,734,021       16,734,021
Redemptions of capital shares                                  (13,335,876)     (13,335,876)    (16,586,722)     (16,586,722)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                       1,685,568     $  1,685,568         147,299     $    147,299
                                                                               ============                     ============
Shares outstanding at beginning of period                        6,824,081                        6,676,782
                                                               -----------                      -----------
Shares outstanding at end of period                              8,509,649                        6,824,081
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--8,509,649 shares of $.01 par value
  outstanding
(1,050,000,000 authorized) (par and additional paid-in
  capital)                                                                     $  8,509,649
                                                                               ------------
Net Assets                                                                     $  8,509,649
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

GOVERNMENT BOND PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                EIGHT MONTHS ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                              82,389     $     88,044       5,013,367     $  5,014,009
Investment income dividends reinvested                                  --               --         206,716          214,984
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                           82,389           88,044       5,220,083        5,228,993
Redemptions of capital shares                                      (26,785)         (28,639)         (3,290)          (3,422)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                          55,604     $     59,405       5,216,793     $  5,225,571
                                                                               ============                     ============
Shares outstanding at beginning of period                        5,216,793                               --
                                                               -----------                      -----------
Shares outstanding at end of period                              5,272,397                        5,216,793
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--5,272,397 shares of $.01 par value
  outstanding
(15,000,000 authorized) (par and additional paid-in capital)                   $  5,284,976
Undistributed net investment income                                                 198,566
Accumulated net realized gain (loss) on investments                                    (466)
Net unrealized appreciation of investments                                          213,227
                                                                               ------------
Net Assets                                                                     $  5,696,303
                                                                               ============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                EIGHT MONTHS ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             435,610     $    192,889       2,787,061     $  2,768,876
Investment income dividends reinvested                                  --               --              --               --
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          435,610          192,889       2,787,061        2,768,876
Redemptions of capital shares                                     (178,014)         (89,269)        (23,263)         (15,513)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         257,596     $    103,620       2,763,798     $  2,753,363
                                                                               ============                     ============
Shares outstanding at beginning of period                        2,763,798                               --
                                                               -----------                      -----------
Shares outstanding at end of period                              3,021,394                        2,763,798
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--3,021,394 shares of $.01 par value
  outstanding
(10,000,000 authorized) (par and additional paid-in capital)                   $  2,834,693
Accumulated net realized gain (loss) on investments                                 (27,833)
Net unrealized depreciation of investments                                       (1,616,046)
                                                                               ------------
Net Assets                                                                     $  1,190,814
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

HIGH YIELD BOND PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                EIGHT MONTHS ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                              36,142     $     35,764      20,057,997     $ 20,057,763
Investment income dividends reinvested                                  --               --       1,267,163        1,191,133
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                           36,142           35,764      21,325,160       21,248,896
Redemptions of capital shares                                       (9,088)          (8,828)           (110)            (109)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                          27,054     $     26,936      21,325,050     $ 21,248,787
                                                                               ============                     ============
Shares outstanding at beginning of period                       21,325,050                               --
                                                               -----------                      -----------
Shares outstanding at end of period                             21,352,104                       21,325,050
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--21,352,104 shares of $.01 par value
  outstanding
(40,000,000 authorized) (par and additional paid-in capital)                   $ 21,275,723
Undistributed net investment income                                               1,027,561
Net unrealized depreciation of investments                                       (1,484,760)
                                                                               ------------
Net Assets                                                                     $ 20,818,524
                                                                               ============

INTERNATIONAL STOCK PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                EIGHT MONTHS ENDED
                                                                       JUNE 30, 2001                  DECEMBER 31, 2000
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           2,253,310     $  1,682,283       5,025,201     $  5,021,569
Investment income dividends reinvested                                  --               --          28,881           23,105
Distributions from net realized gains reinvested                        --               --           1,061              848
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        2,253,310        1,682,283       5,055,143        5,045,522
Redemptions of capital shares                                   (2,261,522)      (1,670,414)            (50)             (41)
                                                               -----------     ------------     -----------     ------------
Net increase (decrease) in capital shares outstanding               (8,212)    $     11,869       5,055,093     $  5,045,481
                                                                               ============                     ============
Shares outstanding at beginning of period                        5,055,093                               --
                                                               -----------                      -----------
Shares outstanding at end of period                              5,046,881                        5,055,093
                                                               ===========                      ===========
The components of net assets at June 30, 2001, are as
  follows:
Capital Stock--5,046,881 shares of $.01 par value
  outstanding
(20,000,000 authorized) (par and additional paid-in capital)                   $  5,057,350
Undistributed net investment income                                                  22,721
Accumulated net realized gain (loss) on investments                                (178,990)
Net unrealized depreciation of investments                                       (1,428,519)
                                                                               ------------
Net Assets                                                                     $  3,472,562
                                                                               ============

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